                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



            Read instructions at end of Form before preparing Form

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1.     Name and address of issuer:  Massachusetts Mutual Variable Life Separate
                                    Account I
                                    1295 State Street
                                    Springfield, MA 01111-0001

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [_]

   Massachusetts Mutual Variable Life Separate Account I (segment related to Securities Act File Number 333-22557)

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3.     Investment Company Act File Number:  811-5616

       Securities Act File Number:  333-22557

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4(a).  Last day of fiscal year for which this Form is filed:  December 31, 1997


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4(b). [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [_]  Check box if this is the last time the issuer will be filing this
           Form


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5.    Calculation of registration fee:


      (i)  Aggregate sale price of securities
           sold during the fiscal year pursuant
           to section 24(f):                                       $     16,000
                                                                    -----------

      (ii) Aggregate price of securities redeemed
           or repurchased during the fiscal year:     $         0
                                                      -----------

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission.                               $         0
                                                      -----------

      (iv)  Total available redemption credits [add
            items 5(ii) and 5(iii)]                                -$         0
                                                                     ----------

      (v)  Net sales-if Items 5(i) is greater than
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]:                                              $    16,000
                                                                     ----------

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      (vi)   Redemption credits available for use in   $(         0)
             future years - if Item 5(i) is less than   -----------
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                             $         0
                                                                      ----------


      (vii)  Multiplier for determining registration
             fee (See Instruction C.9):                              x   .000295
                                                                      ----------

      (viii) Registration fee due[multiply Item 5(v)
             by Item 5(vii)] (enter "0" if no fee is
             due):                                                  =$      4.72
                                                                      ----------

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6.    Prepaid Shares


      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                                                                    ------------
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                       ------------

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7. Interest due - If this form is being filed more than 90 days after the end of the issuer's fiscal year(see Instruction D):

                                                                    +$         0
                                                                      ----------

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                    =$      4.72
                                                                      ----------

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 20, 1998

            Method of Delivery:

                        [X] Wire Transfer

                        [_] Mail or other means

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                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*                 /s/ Thomas F. English
                                          --------------------------------------
                                          Thomas F. English
                                          Vice President and
                                          Associate General Counsel



Date March 20, 1998
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 * Please print the name and title of the signing officer below the signature.
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